Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Schedule of Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 23. DERIVATIVE FINANCIAL INSTRUMENTS

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Derivative financial liabilities:
Carrying value as at beginning of year	2,321,003	1,478,540
Derivative redeemeded on conversion of promissory notes	(2,321,003)	-
Derivatives embedded in the convertible promissory note issued (Note 19(a))	870,546	-
Fair value change in derivative financial instruments during the year	1,538,980	842,463
Carrying value as at end of year	2,409,526	2,321,003

From July to December 2022, the Company entered into a number of Subscription Agreements (“Subscription Agreements”) for US$5.5 million (or about A$8,125,094) where each Subscriber will subscribe to a convertible note (“Note”). The Note is interest free, unsecured and convertible into shares of eGlass Technologies Ltd. (“eGlass”), a then subsidiary of the Company, on the date eGlass receives notice from the Australian Stock Exchange (“ASX”) that it will be admitted to the official list of ASX, at a conversion price equal to 25% discount to the IPO Price. However, if by the first anniversary of the date of the Agreement, eGlass has not received notice from ASX that it will be admitted to the official list of ASX, all Notes will convert to shares of the Company based on then 30-day VWAP multiplied by 90%.

As at December 31, 2021, the derivatives related to two convertible promissory notes (“CN Notes”) entered into during 2020 (details are set out in Note 19) were revalued using the weighted average assumptions: volatility 90.8% and 72.80%, the weighted expected term of two years, a discount rate of 3.51% and a dividend yield of 0%. In 2022 these CN Notes were converted and the underlying derivatives were released.

For the December 31, 2021 balance, the Group departed from IFRS 9 for certain disclosures for the note issued January 20, 2020 as not doing so would be misleading to the readers of the consolidated financial statements as it would greatly inflate the activity on the 2020 consolidated statement of activity but have no effect on the consolidated balance sheet or on the net loss of the Group. As such, the Group determined it was appropriate to present the change in fair value of this derivative instrument, net of interest expense recorded at the time of issuance.